Leuthold Core Investment Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 65.42%
Air Freight & Logistics - 1.38%
Atlas Air Worldwide Holdings, Inc. (a)	30,946	$2,912,638
FedEx Corp.	12,392	3,205,067
Hub Group, Inc. - Class A (a)	27,463	2,313,483
		8,431,188
Banks - 0.93%
Citigroup, Inc.	43,778	2,643,753
JPMorgan Chase & Co.	19,334	3,061,539
		5,705,292
Capital Markets - 7.65%
Coinbase Global, Inc. - Class A (a)	6,967	1,758,262
Evercore, Inc. - Class A	29,901	4,062,051
The Goldman Sachs Group, Inc.	21,250	8,129,188
Intercontinental Exchange, Inc.	20,786	2,842,901
Jefferies Financial Group, Inc.	58,757	2,279,772
Moody's Corp.	7,083	2,766,478
Morgan Stanley	75,479	7,409,019
Nasdaq, Inc.	11,438	2,402,094
Raymond James Financial, Inc.	42,733	4,290,393
Stifel Financial Corp.	55,332	3,896,479
Tradeweb Markets, Inc. - Class A	20,728	2,075,702
UBS Group AG (b)	271,375	4,849,471
		46,761,810
Chemicals - 0.00% (h)
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	6,448

Consumer Finance - 2.73%
Ally Financial, Inc.	55,100	2,623,311
Capital One Financial Corp.	28,101	4,077,174
Discover Financial Services	21,424	2,475,758
OneMain Holdings, Inc.	44,474	2,225,479
Santander Consumer USA Holdings, Inc.	64,912	2,727,602
Synchrony Financial	55,506	2,574,923
		16,704,247
Distributors - 0.68%
LKQ Corp.	69,557	4,175,507

Electronic Equipment, Instruments & Components - 1.53%
Arrow Electronics, Inc. (a)	16,373	2,198,403
Insight Enterprises, Inc. (a)	31,643	3,373,144
SYNNEX Corp.	33,036	3,777,997
		9,349,544
Food & Staples Retailing - 2.96%
BJ's Wholesale Club Holdings, Inc. (a)	73,795	4,942,051
Costco Wholesale Corp.	13,238	7,515,212
Walmart, Inc.	38,901	5,628,586
		18,085,849
Health Care Equipment & Supplies - 0.52%
Abbott Laboratories	22,528	3,170,591

Health Care Providers & Services - 4.39%
Anthem, Inc.	13,590	6,299,508
Centene Corp. (a)	63,344	5,219,546
Humana, Inc.	13,054	6,055,228
UnitedHealth Group, Inc.	18,463	9,271,011
		26,845,293
Household Durables - 3.99%
D.R. Horton, Inc.	58,467	$6,340,746
KB Home	43,139	1,929,607
Lennar Corp. - Class A	34,778	4,039,813
Meritage Homes Corp. (a)	25,024	3,054,429
PulteGroup, Inc.	89,413	5,110,847
Toll Brothers, Inc.	53,938	3,904,572
		24,380,014
Interactive Media & Services - 2.92%
Alphabet, Inc. - Class A (a)	4,529	13,120,694
Meta Platforms, Inc. - Class A (a)	13,935	4,687,037
		17,807,731
IT Services - 5.40%
Accenture PLC - Class A (b)	7,242	3,002,171
Amdocs, Ltd.	27,165	2,033,029
CGI, Inc. (a)(b)	23,548	2,083,998
Cognizant Technology Solutions Corp.	24,239	2,150,484
Concentrix Corp.	33,036	5,900,890
DXC Technology Co. (a)	65,538	2,109,668
Gartner, Inc. (a)	6,136	2,051,387
Infosys, Ltd. - ADR	86,388	2,186,480
Mastercard, Inc. - Class A	14,283	5,132,168
Visa, Inc. - Class A	18,812	4,076,749
Wipro, Ltd. - ADR	231,764	2,262,017
		32,989,041
Life Sciences Tools & Services - 0.50%
Thermo Fisher Scientific, Inc.	4,587	3,060,630

Media - 0.50%
Comcast Corp. - Class A	60,209	3,030,319

Metals & Mining - 0.34%
ArcelorMittal SA - NYRS	65,667	2,090,181

Multiline Retail - 3.76%
Dollar General Corp.	34,430	8,119,627
Target Corp.	64,041	14,821,649
		22,941,276
Oil, Gas & Consumable Fuels - 4.41%
APA Corp.	84,827	2,280,998
BP PLC - ADR	100,851	2,685,662
California Resources Corp.	45,055	1,924,299
EOG Resources, Inc.	33,907	3,011,959
Equinor ASA - ADR	112,754	2,968,813
Exxon Mobil Corp.	46,739	2,859,959
Imperial Oil, Ltd. (b)	58,351	2,106,471
Marathon Oil Corp.	138,997	2,282,331
Royal Dutch Shell PLC - ADR	66,654	2,892,784
Suncor Energy, Inc. (b)	82,853	2,073,811
Whiting Petroleum Corp. (a)	28,392	1,836,394
		26,923,481
Paper & Forest Products - 0.48%
Louisiana-Pacific Corp.	37,391	2,929,585

Professional Services - 3.14%
ASGN, Inc. (a)	35,127	4,334,672
Insperity, Inc.	27,114	3,202,434
Korn Ferry	36,868	2,792,014
ManpowerGroup, Inc.	25,024	2,435,586
Robert Half International, Inc.	41,049	4,577,784
TriNet Group, Inc. (a)	19,508	1,858,332
		19,200,822
Semiconductors & Semiconductor Equipment - 7.04%
Applied Materials, Inc.	67,873	$10,680,495
KLA Corp.	13,935	5,993,583
Lam Research Corp.	19,857	14,280,161
MKS Instruments, Inc.	25,721	4,479,827
SolarEdge Technologies, Inc. (a)(b)	27,114	7,607,375
		43,041,441
Software - 3.35%
Adobe, Inc. (a)	7,664	4,345,948
Microsoft Corp.	44,881	15,094,378
VMware, Inc.	8,593	995,757
		20,436,083
Specialty Retail - 3.13%
Asbury Automotive Group, Inc. (a)	9,870	1,704,845
AutoNation, Inc. (a)	23,631	2,761,282
Best Buy Co., Inc.	17,070	1,734,312
Group 1 Automotive, Inc.	11,264	2,198,958
The Home Depot, Inc.	7,664	3,180,637
Penske Automotive Group, Inc.	28,508	3,056,628
Rent-A-Center, Inc.	37,565	1,804,623
Williams-Sonoma, Inc.	16,025	2,710,308
		19,151,593
Technology Hardware, Storage & Peripherals - 1.31%
Apple, Inc.	38,959	6,917,950
Dell Technologies, Inc. - Class C (a)	19,508	1,095,764
		8,013,714
Thrifts & Mortgage Finance - 0.58%
Flagstar Bancorp, Inc.	40,004	1,917,792
PennyMac Financial Services, Inc.	23,631	1,648,971
		3,566,763
Trading Companies & Distributors - 1.53%
MSC Industrial Direct Co., Inc. - Class A	13,586	1,142,039
Triton International, Ltd. (b)	27,114	1,633,076
United Rentals, Inc. (a)	12,541	4,167,249
WESCO International, Inc. (a)	18,463	2,429,546
		9,371,910
Wireless Telecommunication Services - 0.27%
T-Mobile US, Inc. (a)	14,283	1,656,542
TOTAL COMMON STOCKS (Cost $222,917,650)		$399,826,895

INVESTMENT COMPANIES - 16.26%
Exchange Traded Funds - 16.26%
Invesco CurrencyShares Japanese Yen Trust (a)(g)	145,298	$11,840,334
iShares Floating Rate Bond ETF	122,541	6,216,505
iShares Gold Trust (a)	168,434	5,863,187
iShares International Treasury Bond ETF	287,236	14,445,099
iShares MBS ETF	82,176	8,828,168
iShares TIPS Bond ETF	71,109	9,187,283
SPDR Bloomberg Short Term High Yield Bond ETF	305,296	8,288,786
SPDR Gold Shares (a)	107,993	18,462,483
VanEck China Bond ETF	97,771	2,412,988
Vanguard Short-Term Inflation-Protected Securities ETF	269,817	13,868,594
TOTAL INVESTMENT COMPANIES (Cost $93,402,184)		$99,413,427

	Principal Amount	Fair Value
CORPORATE BONDS - 1.56%
Banks - 0.90%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,470,750

Technology Hardware, Storage & Peripherals - 0.66%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,034,195
TOTAL CORPORATE BONDS (Cost $9,304,434)		$9,504,945

FOREIGN GOVERNMENT BONDS - 2.20%
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 7,930,000	$9,999,917
United Kingdom Gilt
4.750%, 12/07/2030 (b)	GBP 1,910,000	3,436,632
TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,877,101)		$13,436,549

UNITED STATES TREASURY OBLIGATIONS - 0.78%
United States Treasury Notes - 0.78%
0.625%, 08/15/2030	$5,100,000	$4,761,328
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,783,199)		$4,761,328

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 11.26%
Money Market Funds - 11.26%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)(f)	68,827,382	$68,827,382
TOTAL SHORT-TERM INVESTMENTS (Cost $68,827,382)		$68,827,382

Total Investments (Cost $412,111,950) - 97.48%		$595,770,526
Other Assets in Excess of Liabilities - (f) - 2.52%		15,389,628
TOTAL NET ASSETS - 100.00%		$611,160,154

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2021.
(d)	Illiquid security. The fair value of this security totals $6,448 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securites sold short.
(g)	Affiliated security. At December 31, 2021, the market value of this security totals $11,840,334, which represents 1.94% of total net assets.
(h)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
December 31, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 8.75%
Aerospace & Defense - 0.30%
The Boeing Co.	3,404	$685,293
HEICO Corp.	2,739	395,019
TransDigm Group, Inc.	1,200	763,536
		1,843,848
Airlines - 0.06%
United Airlines Holdings, Inc.	8,647	378,566

Auto Components - 0.05%
Visteon Corp.	2,721	302,412

Automobiles - 0.15%
Ferrari NV (b)	3,425	886,459

Banks - 0.06%
Independent Bank Corp.	4,568	372,429

Beverages - 0.17%
The Boston Beer Co., Inc. - Class A	703	355,085
Brown-Forman Corp. - Class B	9,595	699,092
		1,054,177
Biotechnology - 0.09%
Seagen, Inc.	3,596	555,942

Building Products - 0.07%
Trex Co., Inc.	3,253	439,253

Capital Markets - 0.35%
CME Group, Inc. - Class A	3,596	821,542
Credit Suisse Group AG - ADR	69,146	666,567
MarketAxess Holdings, Inc.	1,539	632,945
		2,121,054
Chemicals - 0.57%
Air Products and Chemicals, Inc.	2,396	729,007
Ashland Global Holdings, Inc.	3,323	357,754
Ecolab, Inc.	3,425	803,471
International Flavors & Fragrances, Inc.	5,478	825,261
RPM International, Inc.	3,897	393,597
The Scotts Miracle-Gro Co.	2,405	387,205
		3,496,295
Commercial Services & Supplies - 0.41%
Cintas Corp.	1,882	834,046
MillerKnoll, Inc.	8,567	335,741
MSA Safety, Inc.	2,225	335,886
Ritchie Bros Auctioneers, Inc. (b)	5,821	356,303
Rollins, Inc.	19,512	667,506
		2,529,482
Consumer Finance - 0.05%
Green Dot Corp.	7,874	285,354

Containers & Packaging - 0.13%
Ball Corp.	7,874	$758,030

Diversified Consumer Services - 0.05%
Bright Horizons Family Solutions, Inc.	2,396	301,609

Electric Utilities - 0.15%
PG&E Corp.	75,824	920,503

Electrical Equipment - 0.09%
Plug Power, Inc.	11,775	332,408
Sunrun, Inc.	7,017	240,683
		573,091
Energy Equipment & Services - 0.12%
Baker Hughes, a GE Co. - Class A	30,968	745,090

Entertainment - 0.24%
Spotify Technology SA (b)	2,910	681,027
Take-Two Interactive Software, Inc.	4,341	771,483
		1,452,510
Food & Staples Retailing - 0.12%
Sysco Corp.	9,417	739,705

Food Products - 0.22%
Freshpet, Inc.	2,687	255,990
Hormel Foods Corp.	14,891	726,830
TreeHouse Foods, Inc.	9,070	367,607
		1,350,427
Health Care Equipment & Supplies - 0.30%
Insulet Corp.	2,739	728,766
Outset Medical, Inc.	8,008	369,088
STERIS PLC	2,914	709,297
		1,807,151
Health Care Providers & Services - 0.05%
Guardant Health, Inc.	2,739	273,955

Health Care Technology - 0.17%
Teladoc Health, Inc.	4,792	440,001
Veeva Systems, Inc. - Class A	2,225	568,443
		1,008,444
Hotels, Restaurants & Leisure - 0.63%
Aramark	10,270	378,449
DraftKings, Inc. - Class A	14,548	399,634
Hyatt Hotels Corp. - Class A	4,792	459,553
Las Vegas Sands Corp.	20,369	766,689
Planet Fitness, Inc. - Class A	4,450	403,081
Royal Caribbean Cruises, Ltd.	9,413	723,860
Wingstop, Inc.	2,568	443,750
Wynn Resorts, Ltd.	3,425	291,262
		3,866,278
Household Products - 0.24%
The Clorox Co.	4,107	716,097
Kimberly-Clark Corp.	5,307	758,476
		1,474,573
Independent Power and Renewable Electricity Producers - 0.07%
Ormat Technologies, Inc.	5,307	420,845

Industrial Conglomerates - 0.12%
Roper Technologies, Inc.	1,539	$756,973

Insurance - 0.11%
Erie Indemnity Co. - Class A	1,877	361,623
Goosehead Insurance, Inc. - Class A	2,568	334,045
		695,668
Interactive Media & Services - 0.21%
Match Group, Inc.	4,792	633,742
ZoomInfo Technologies, Inc.	10,358	664,984
		1,298,726
Internet & Direct Marketing Retail - 0.18%
Amazon.com, Inc.	171	570,172
Farfetch, Ltd. - Class A (b)	7,619	254,703
Fiverr International, Ltd. (b)	2,470	280,839
		1,105,714
IT Services - 0.64%
BigCommerce Holdings, Inc.	6,160	217,879
Block, Inc. - Class A	2,568	414,757
MongoDB, Inc.	1,368	724,151
Okta, Inc. - Class A	3,253	729,225
Repay Holdings Corp.	16,088	293,928
Snowflake, Inc.	2,396	811,645
Twilio, Inc. - Class A	2,785	733,402
		3,924,987
Leisure Products - 0.05%
YETI Holdings, Inc.	3,694	305,974

Life Sciences Tools & Services - 0.12%
Illumina, Inc.	1,941	738,434

Machinery - 0.12%
Illinois Tool Works, Inc.	3,068	757,182

Metals & Mining - 0.11%
Franco-Nevada Corp. (b)	4,792	662,686

Oil, Gas & Consumable Fuels - 0.05%
New Fortress Energy, Inc.	11,467	276,813

Pharmaceuticals - 0.19%
AstraZeneca PLC - ADR	13,691	797,501
Viatris, Inc.	24,133	326,519
		1,124,020
Professional Services - 0.17%
Clarivate PLC (b)	15,748	370,393
CoStar Group, Inc.	8,556	676,181
		1,046,574
Real Estate Investment Trusts (REITs) - 0.62%
Alexandria Real Estate Equities, Inc.	3,469	773,448
Americold Realty Trust	9,242	303,045
Digital Realty Trust, Inc.	4,450	787,071
Equinix, Inc.	1,028	869,524
Equity Commonwealth	13,181	341,388
Realty Income Corp.	10,099	722,987
		3,797,463
Road & Rail - 0.10%
Uber Technologies, Inc.	14,881	$623,960

Semiconductors & Semiconductor Equipment - 0.08%
Wolfspeed, Inc.	4,107	459,039

Software - 0.85%
Alteryx, Inc. - Class A	4,621	279,571
Appfolio, Inc. - Class A	3,045	368,628
Coupa Software, Inc.	1,368	216,212
Guidewire Software, Inc.	3,249	368,859
nCino, Inc.	5,649	309,904
Pegasystems, Inc.	3,192	356,930
Q2 Holdings, Inc.	4,635	368,204
RingCentral, Inc. - Class A	3,082	577,413
Splunk, Inc.	4,450	514,954
The Trade Desk, Inc. - Class A	6,944	636,348
Unity Software, Inc.	3,456	494,173
Zoom Video Communications, Inc. - Class A	3,824	703,272
		5,194,468
Textiles, Apparel & Luxury Goods - 0.12%
VF Corp.	9,918	726,196
TOTAL COMMON STOCKS (Proceeds $55,575,940)		$53,452,359

INVESTMENT COMPANIES - 2.64%
Exchange Traded Funds - 2.64%
Consumer Discretionary Select Sector SPDR Fund	11,054	$2,259,879
Consumer Staples Select Sector SPDR Fund	14,901	1,149,016
Industrial Select Sector SPDR Fund	19,764	2,091,229
Invesco QQQ Trust Series 1	5,821	2,315,885
iShares Expanded Tech-Software Sector ETF	3,935	1,564,753
iShares S&P 100 ETF	13,192	2,890,763
SPDR S&P 500 ETF Trust	2,606	1,237,746
Utilities Select Sector SPDR Fund	36,971	2,646,384
TOTAL INVESTMENT COMPANIES (Proceeds $14,968,932)		$16,155,655

TOTAL SECURITIES SOLD SHORT
(Proceeds $70,544,872) - 11.39%		$69,608,014

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2021:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks
Air Freight & Logistics	$8,431,188	$-		$-	$8,431,188
Banks	5,705,292	-		-	5,705,292
Capital Markets	46,761,810	-		-	46,761,810
Chemicals	-	-		6,448	6,448
Consumer Finance	16,704,247	-		-	16,704,247
Distributors	4,175,507	-		-	4,175,507
Electronic Equipment, Instruments & Components	9,349,544	-		-	9,349,544
Food & Staples Retailing	18,085,849	-		-	18,085,849
Health Care Equipment & Supplies	3,170,591	-		-	3,170,591
Health Care Providers & Services	26,845,293	-		-	26,845,293
Household Durables	24,380,014	-		-	24,380,014
Interactive Media & Services	17,807,731	-		-	17,807,731
IT Services	32,989,041	-		-	32,989,041
Life Sciences Tools & Services	3,060,630	-		-	3,060,630
Media	3,030,319	-		-	3,030,319
Metals & Mining	2,090,181	-		-	2,090,181
Multiline Retail	22,941,276	-		-	22,941,276
Oil, Gas & Consumable Fuels	26,923,481	-		-	26,923,481
Paper & Forest Products	2,929,585	-		-	2,929,585
Professional Services	19,200,822	-		-	19,200,822
Semiconductors & Semiconductor Equipment	43,041,441	-		-	43,041,441
Software	20,436,083	-		-	20,436,083
Specialty Retail	19,151,593	-		-	19,151,593
Technology Hardware, Storage & Peripherals	8,013,714	-		-	8,013,714
Thrifts & Mortgage Finance	3,566,763	-		-	3,566,763
Trading Companies & Distributors	9,371,910	-		-	9,371,910
Wireless Telecommunication Services	1,656,542	-		-	1,656,542
Total Common Stocks	399,820,447	-		6,448	399,826,895
Exchange Traded Funds	99,413,427	-		-	99,413,427
Corporate Bonds	-	9,504,945		-	9,504,945
Foreign Government Bonds	-	13,436,549		-	13,436,549
United States Treasury Obligations		4,761,328			4,761,328
Money Market Funds	68,827,382	-		-	68,827,382
Total Investments in Securities	$568,061,256	$27,702,822		$6,448	$595,770,526

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$53,452,359	$-		$-	$53,452,359
Exchange Traded Funds	16,155,655	-		-	16,155,655
Total Securities Sold Short	$69,608,014	$-		$-	$69,608,014

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of September 30, 2021		$6,459
Accrued discounts/premiums		–
Realized gain (loss)		–
Change in unrealized depreciation		(11)	*
Purchases		–
Sales		–
Transfer into and/or out of Level 3		–
Balance as of December 31, 2021		$6,448	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2021:		$(11)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price in Hong Kong Dollar 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%. The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price in Hong Kong Dollar 2.40.